Property and Equipment, net (Details Narrative) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 0.5	$ 0.8	$ 0.8	$ 1.6	$ 1.6